Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Revenue	$ 532,874	$ 202,047
Third parties
Revenues
Revenue	528,376	200,146
Related parties
Revenues
Revenue	4,498	1,901
Goods-Marketed Products
Revenues
Revenue	39,808	27,592
Goods-Distribution
Revenues
Revenue	173,691	110,978
Services-Commercialization-Marketed Products
Revenues
Revenue	25,359	21,594
Services-Collaboration Research and Development
Revenues
Revenue	28,718	12,335
Services-Research and Development
Revenues
Revenue	246	263
Royalties
Revenues
Revenue	14,982	14,331
Licensing
Revenues
Revenue	250,070	14,954
Oncology/Immunology segment
Revenues
Revenue	359,183	91,069
Oncology/Immunology segment | Third parties
Revenues
Revenue	358,937	90,806
Oncology/Immunology segment | Related parties
Revenues
Revenue	246	263
Oncology/Immunology segment | Goods-Marketed Products
Revenues
Revenue	39,808	27,592
Oncology/Immunology segment | Services-Commercialization-Marketed Products
Revenues
Revenue	25,359	21,594
Oncology/Immunology segment | Services-Collaboration Research and Development
Revenues
Revenue	28,718	12,335
Oncology/Immunology segment | Services-Research and Development
Revenues
Revenue	246	263
Oncology/Immunology segment | Royalties
Revenues
Revenue	14,982	14,331
Oncology/Immunology segment | Licensing
Revenues
Revenue	250,070	14,954
Other Ventures segment
Revenues
Revenue	173,691	110,978
Other Ventures segment | Third parties
Revenues
Revenue	169,439	109,340
Other Ventures segment | Related parties
Revenues
Revenue	4,252	1,638
Other Ventures segment | Goods-Distribution
Revenues
Revenue	$ 173,691	$ 110,978